UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C.  20549



                      FORM 13F

                 FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:Jun 29,2001


Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.


Institutional Investment Manager Filing this Report:


Name:     BNP/Cooper Neff Advisors, Inc.
Address:  555 CROTON RD
          KING OF PRUSSIA, PA 19406


13F File Number: 234-4567


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:     CATHY BECKETT
Title:    CHIEF FINAINCIAL OFFICER
Phone:    610-491-1511
Signature ,Place, and Date of Signing:
CATHY BECKETT
KING OF PRUSSIA,PA
8/13/01


Report Type (Check only one.):


[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


[  ]        13F NOTICE.  (Check here if no holdings reported are in
            this report, and all holdings are reported by other reporting manager(s).)


[  ]        13F COMBINATION REPORT.  (Check here if a portion of the
            holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)


List of Other Managers Reporting for this Manager:
**NONE**

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

               FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:        0
Form 13F Information Table Entry Total:49
Form 13F Information Table Value Total:$767761585

List of Other Included Managers:

 No.  13F File Number     Name
**NONE**
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Manager: BNP/Cooper Neff Advisors, Inc.          Period End Date: Jun 29,2001     Page  1 of 1

            ITEM 1                   ITEM 2         ITEM 3    ITEM 4        ITEM 5        ITEM 6  ITEM 7          ITEM 8
------------------------------ ------------------ --------- --------- ------------------ ------- -------- ---------------------
                                                                      Value     Shrs or   SH/ PUT/        Other
Name of Issuer                 Title of Class     CUSIP     (x$1000)  Prn Amt   PRN CALL Dscretn Managers Sole      Shared None
------------------------------ ------------------ --------- --------- --------- --- ---- ------- -------- --------- ------ ----
ADELPHIA COMM CONV BOND        BOND CV            006848BH7 5157      4826000   PRN      SOLE             4826000   0      0
AMERICAN GREETINGS CONV 144A P BOND CV            026375AH8 734       733000    PRN      SOLE             733000    0      0
AMERISOURCE HEALTH CORP CONV N BOND CV            03071PAD4 1182      896000    PRN      SOLE             896000    0      0
AVIRON CONV BOND               BOND CV            053762AD2 2603      2402000   PRN      SOLE             2402000   0      0
BARNES & NOBLE 144A CONV NOTES BOND CV            067774AC3 1841      1350000   PRN      SOLE             1350000   0      0
CV THERAPEUTICS CONV SUB NOTES BOND CV            126667AB0 478       489000    PRN      SOLE             489000    0      0
CALPINE CAPITAL TRUST          PFD CV             13134E309 860       10875     PRN      SOLE             10875     0      0
CAREMARK RX CAP TRUST          PFD CV             14170K308 1580      17334     PRN      SOLE             17334     0      0
CELL THERAPEUTICS CONV 144A PV BOND CV            150934AA5 1914      1950000   PRN      SOLE             1950000   0      0
CENDANT CORP 144A SENIOR NOTES BOND CV            151313AE3 4795      7143000   PRN      SOLE             7143000   0      0
CEPHALON 144A CONV             BOND CV            156708AB5 2431      2250000   PRN      SOLE             2250000   0      0
CHARTER COMM INC CONV BONDS    BOND CV            16117MAB3 5341      4350000   PRN      SOLE             4350000   0      0
CUMMINS CAPITAL TRUST I  7.00% PFD CV             231029208 1030      20250     PRN      SOLE             20250     0      0
ETRADE CONV 144A PVT PLMCT     BOND CV            269246AC8 3003      3000000   PRN      SOLE             3000000   0      0
ENZON CONV 144A PVT PLMCT      BOND CV            293904AA6 6926      6763000   PRN      SOLE             6763000   0      0
FOSTER WHEELER CONV 144A PVT P BOND CV            35024PAA0 1874      1913000   PRN      SOLE             1913000   0      0
INTERMUNE CONV BOND            BOND CV            45884XAA1 1398      1331000   PRN      SOLE             1331000   0      0
IVAX CORP SR SUB 144A CONV NTS BOND CV            465823AE2 750       652000    PRN      SOLE             652000    0      0
MEDAREX CONV BOND              BOND CV            583916AA9 676       675000    PRN      SOLE             675000    0      0
MEDIACOM COMM CONV BOND        BOND CV            58446KAA3 3727      3458000   PRN      SOLE             3458000   0      0
NCO GROUP INC 144A CONV        BOND CV            628858AC6 892       766000    PRN      SOLE             766000    0      0
NTL COMM CORP CONV 144A PVT PL BOND CV            62941AAA7 4084      4057000   PRN      SOLE             4057000   0      0
NEXTEL COMMUNICATION CONV 144A BOND CV            65332VBB8 3165      3423000   PRN      SOLE             3423000   0      0
PROVINCE HEALTH CONV BONDS     BOND CV            743977AC4 824       750000    PRN      SOLE             750000    0      0
RESMED CONV 144A PVT PLMCT     BOND CV            761152AA5 5070      5077000   PRN      SOLE             5077000   0      0
SANMINA CORP SUB NOTES         BOND CV            800907AB3 2210      1358000   PRN      SOLE             1358000   0      0
SERVICE CORP CONV BOND         BOND CV            817565AU8 5251      5204000   PRN      SOLE             5204000   0      0
SIEBEL SYSTEMS INC 5.50% DUE 9 BOND CV            826170AC6 8742      4404000   PRN      SOLE             4404000   0      0
TEKELEC INC SUB NOTES          BOND CV            879101AC7 4152      2738000   PRN      SOLE             2738000   0      0
VECTOR GROUP LTD CONV 144A PVT BOND CV            92240MAA6 1500      1500000   PRN      SOLE             1500000   0      0
VENATOR GROUP CONV BONDS       BOND CV            922944AA1 3249      2934000   PRN      SOLE             2934000   0      0
VERITAS SOFTWARE CONVERTIBLE B BOND CV            92343RAA1 15613     7969000   PRN      SOLE             7969000   0      0
WASTE CONNECTIONS 144A CONV BO BOND CV            941053AA8 826       774000    PRN      SOLE             774000    0      0
XMS SATELLITE RADIO CONV BOND  BOND CV            983759AA9 4831      4851000   PRN      SOLE             4851000   0      0
SOVEREIGN BANCORP INC PFD INCO PFD CV             845905306 991       14265     PRN      SOLE             14265     0      0
AEROFLEX INC                   COM                007768104 201       19200     SH       SOLE             19200     0      0
CLARENT CORP                   COM                180461105 214       23299     SH       SOLE             23299     0      0
COMPUTER NETWORK TECHNOLOGY    COM                204925101 202       19100     SH       SOLE             19100     0      0
CONCENTRIC LTD                 COM                205990DL5 29910     300000    SH       SOLE             300000    0      0
HALYARD RE B.V                 COM                40650PAA1 50074     500000    SH       SOLE             500000    0      0
MEDITERRANEAN RE PLC CL B      COM                58500TAC3 149624    1499999   SH       SOLE             1499999   0      0
NAMAZU RE LTD                  COM                62986RAA6 98023     1000000   SH       SOLE             1000000   0      0
PARAMETRIC RE LTD              COM                699170AA4 30487     300000    SH       SOLE             300000    0      0
PRIME CAPITAL CALQUAKE & EURO  COM                74199C992 99000     1000000   SH       SOLE             1000000   0      0
PRIME CAPITAL HURRICANE LTD    COM                74199T995 99500     1000000   SH       SOLE             1000000   0      0
SEQUENOM INC                   COM                817337108 359       25699     SH       SOLE             25699     0      0
TRANSWITCH CORP.               COM                894065101 234       21300     SH       SOLE             21300     0      0
VITESSE SEMICONDUCTOR CORP     COM                928497106 210       10000     SH       SOLE             10000     0      0
WESTERN CAPITAL LIMITED        COM                95799C991 100000    1000000   SH       SOLE             1000000   0      0
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